Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from contracts with customers [Abstract]
Disaggregation of Revenue

Year ended March 31, 2025	Medical	Consumer	Wholesale bulk cannabis	Total cannabis	Plant propagation	Total
	$	$	$	$	$	$
Canada	107,432	40,033	4,436	151,901	18,558	170,459
Australia	53,661	—	—	53,661	—	53,661
Europe	83,349	—	—	83,349	—	83,349
U.S.	—	—	—	—	35,824	35,824
Total net revenue	244,442	40,033	4,436	288,911	54,382	343,293

Year Ended March 31, 2024	Medical	Consumer	Wholesale bulk cannabis	Total cannabis	Plant propagation	Total
	$	$	$	$	$	$
Canada	103,068	46,958	2,403	152,429	12,801	165,230
Australia	31,680	—	—	31,680	—	31,680
Europe	40,769	—	—	40,769	—	40,769
U.S.	—	—	—	—	31,958	31,958
Total net revenue	175,517	46,958	2,403	224,878	44,759	269,637